Equipment, Net (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Depreciation expense	$ 1,116	$ 574	$ 2,487	$ 2,059
Disposal of long-lived assets	$ 0	$ 1,110	$ 1,110	$ 258